Derivative financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of Derivative Financial Liabilities [Abstract]
Derivative financial liabilities
13.
Derivative financial liabilities

On February 24, 2021, in connection with a registered direct offering, the Company issued stock warrants to investors to purchase up to an aggregate of 891,089 Common Shares at an exercise price of US$33.00 at any time prior to three and a half years following the date of issuance.

On December 13, 2021, as part of a registered direct offering, the Company issued stock warrants to investors to purchase up to an aggregate of 1,018,519 Common Shares at an exercise price of US$14.10 at any time prior to three and a half years following the date of issuance.

The stock warrants are classified as a liability by the sole virtue of their exercise price being denominated in USD. As such, the warrants are subject to revaluation under the Black Scholes model at each reporting date, with gains and losses recognized to the consolidated statements of operations and comprehensive income (loss). The stock warrants are classified as a derivative liability, and not equity, due to the exercise price being denominated in USD, which is different than the Company's functional currency.

In the event that these warrants are fully exercised, the Company would receive cash proceeds of US$43,767, with the balance of the liability reclassified to equity at that time. If the warrants were to expire unexercised, then the liability would be extinguished through a gain in the consolidated statements of operations and comprehensive income (loss).

	As at
	December 31, 2023	December 31, 2022
Balance, beginning of the period	419	12,688
Change in fair value due to revaluation of derivative financial liabilities	(379)	(12,558)
Change in fair value due to foreign exchange	(6)	289
Balance, end of the period	34	419

Details of the derivative financial liabilities as at December 31, 2023 are as follows:

	Warrants outstanding and exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2021	1,910	29.06
Warrants issued	—	—
Balance, December 31, 2022	1,910	29.06
Warrants issued	—	—
Balance, December 31, 2023	1,910	29.06

The 1,909,608 warrants outstanding noted above have expiry dates of August 2024 and June 2025.

13. Derivative financial liabilities (Continued from previous page)

The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	As at
	December 31, 2023	December 31, 2022
Risk-free interest rate	4.79%	4.41%
Expected life	0.7 - 1.5 years	1.6 - 2.5 years
Expected volatility in market price of shares	73 - 77%	89 - 106%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%